Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s forward contracts outstanding as at December 31, 2017:

	2018	2019	2020	Total

Forward – fuel oil:
Litres (thousands)	45,480	25,860	1,177	72,517
Average strike price	$0.30	$0.30	$0.29	$0.30

Forward – gas oil:
Litres (thousands)	23,458	15,408	745	39,611
Average strike price	$0.41	$0.41	$0.42	$0.41

Forward – diesel:
Litres (thousands)	3,910	1,399	47	5,356
Average strike price	$0.41	$0.43	$0.41	$0.42